AAM/Bahl & Gaynor Income Growth Fund
 SUMMARY SECTION - AAM/BAHL & GAYNOR INCOME GROWTH FUND
Investment Objectives
The investment objectives of the AAM/Bahl & Gaynor Income Growth Fund (the "Fund") are primarily current and growing income, secondarily downside protection and thirdly long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Fund or if you invest $250,000 or more in Class T Shares in a single transaction. More information about these and other discounts is available from your financial professional and in the sections titled "YOUR ACCOUNT WITH THE FUND - Class A Shares" on page 16 of this Prospectus and in "APPENDIX A – Waivers and Discounts Available from Intermediaries" of the Prospectus.

Shareholder Fees<br /> (fees paid directly from your investment)
Shareholder Fees - AAM/Bahl & Gaynor Income Growth Fund - USD ($)	Class A Shares		Class C Shares		Class T Shares	Class I Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%		none		2.50%	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	1.00%	[1]	1.00%	[1]	none	none
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)	2.00%		2.00%		2.00%	2.00%
Wire Fee	$ 20		$ 20		$ 20	$ 20
Overnight Check Delivery Fee	25		25		25	25
Retirement account fees (annual maintenance fee)	$ 15		$ 15		$ 15	$ 15
[1]	For Class A Shares, no sales charge applies on investments of $1 million or more., but a contingent deferred sales charge ("CDSC") of 1.00% will be imposed to the extent a finder's fee was paid on certain redemptions of such shares within 18 months of the date of purchase. Class C Shares of the Fund are subject to a CDSC of 1.00% on any shares sold within 18 months of the date of purchase.

Annual Fund Operating Expenses<br /> (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AAM/Bahl & Gaynor Income Growth Fund		Class A Shares	Class C Shares	Class T Shares	Class I Shares
Management fees	[1]	0.65%	0.65%	0.65%	0.65%
Distribution and service (Rule 12b-1) fees	[1]	0.25%	1.00%	0.25%	none
Shareholder service fees	[1]	0.09%	0.09%	0.09%	0.09%
All other expenses	[1]	0.20%	0.20%	0.20%	0.20%
Other Expenses	[1],[2]	0.29%	0.29%	0.29%	0.29%
Acquired fund fees and expenses	[1]	0.01%	0.01%	0.01%	0.01%
Total annual fund operating expenses	[1],[3]	1.20%	1.95%	1.20%	0.95%
Recoupment of waived fees and/or expenses reimbursed	[1]	(0.11%)	(0.11%)	(0.11%)	(0.11%)
Total annual fund operating expenses after recoupment of waived fees and/or reimbursing expenses	[1],[3],[4]	1.09%	1.84%	1.09%	0.84%
[1]	The expense information in the table has been restated to reflect the current expense cap, effective January 1, 2018.
[2]	Other expenses for Class T Shares are estimated for the current fiscal year, based on current fees for the existing share classes.
[3]	The total annual fund operating expenses and net operating expenses do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[4]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.08%, 1.83%, 1.08% and 0.83% of the average daily net assets of the Class A, Class C, Class T and Class I Shares of the Fund, respectively. This agreement is in effect until October 31, 2028, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund's annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

<u>Example</u>

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - AAM/Bahl & Gaynor Income Growth Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Class A Shares	655	878	1,118	1,806
Class C Shares	290	579	995	2,159
Class T Shares	358	588	836	1,545
Class I Shares	86	268	466	1,037

You would pay the following expenses on Class C Shares if you did not redeem your shares:
Expense Example, No Redemption	One Year	Three Years	Five Years	Ten Years
AAM/Bahl & Gaynor Income Growth Fund | Class C Shares | USD ($)	187	579	995	2,159

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its assets plus borrowings for investment purposes in equity securities, primarily common stock, of companies that have historically paid dividends and have strong dividend policies. Although the Fund may invest in any size companies, it primarily invests in large capitalization companies. Bahl & Gaynor, Inc., the Fund's Sub-Advisor, considers large capitalization companies to be those with market capitalization of $10 billion or higher at the time of purchase. Under normal market conditions, the Fund typically invests in a diversified portfolio of 35 to 50 securities spread across a variety of economic sectors. However, from time to time, the Fund may invest a larger percentage of its net assets in one or more sectors. Investments in and weightings of individual sectors vary based on the Sub-Advisor's assessment of company fundamentals, valuations and overall economic conditions. The Fund's Sub-Advisor focuses on high-quality companies that typically produce steady earnings and dividend growth. The Fund may also invest in real estate investment trusts ("REITs"), which are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests.

The Fund may invest in foreign securities. The Fund's investments in foreign securities are primarily in American Depository Receipts ("ADRs") and similar receipts. ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks.

Principal Risks of Investing

Risk is inherent in all investing and you could lose money by investing in the Fund. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objectives.

Equity Securities Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Focused Risk. Although the Fund is diversified under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund's Sub-Advisor intends to focus its investments in the securities of a comparatively small number of issuers. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were more diversified among the securities of a greater number of issuers.

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund's foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include ADRs and GDRs. Unsponsored ADRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends. Emerging markets tend to be more volatile than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

Growth-Oriented Investment Strategies Risk. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue and earnings. Growth securities typically are very sensitive to market movements because their market prices frequently reflect projections of future earnings or revenues and, when it appears that those expectations will not be met, the prices of growth securities typically fall.

Management and Strategy Risk. The value of your investment depends on the judgment of the Fund's Sub-Advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect.

Market Capitalization Risk. The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Real Estate Investment Trust (REIT) Risk. The Fund's investment in REITs will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses.

Sector Focus Risk. The Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for Class I Shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of a broad-based market index. Class T Shares were not offered during the period shown and therefore no performance for Class T Shares is provided. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available at the Fund's website, www.aamlive.com/publicsite/mutual-funds or by calling the Fund at 1-888-966-9661. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

<u>Calendar-Year Total Return (before taxes) for Class I Shares</u> For each calendar year at NAV

The year-to-date return as of September 30, 2018 was 6.38%.

Class I Shares
Highest Calendar Quarter Return at NAV	7.64%	Quarter Ended 12/31/2013
Lowest Calendar Quarter Return at NAV	(6.29)%	Quarter Ended 09/30/2015

Average Annual Total Returns (for periods ended December 31, 2017)
Average Annual Total Returns - AAM/Bahl & Gaynor Income Growth Fund		1 Year	5 Years	Since Inception	Inception Date
Class A Shares		12.72%	11.44%	10.85%	Jul. 05, 2012
Class C Shares	[1]	17.41%	11.80%	11.08%	Jan. 31, 2013
Class I Shares		19.51%	12.98%	12.25%	Jul. 05, 2012
Class I Shares | After Taxes on Distributions	[2]	18.98%	12.40%	11.70%	Jul. 05, 2012
Class I Shares | After Taxes on Distributions and Sales	[2]	11.41%	10.29%	9.74%	Jul. 05, 2012
S&P 500 Index (reflects no deduction for fees, expenses or taxes)		21.83%	15.79%	15.40%	Jul. 05, 2012
[1]	Class C shares were first offered on January 31, 2013. The performance figures for Class C include the performance for Class I for the periods prior to the inception date of Class C, adjusted for the difference in Class C and Class I expenses. Class C imposes higher expenses than Class I.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I Shares only and after-tax returns for classes other than Class I will vary from returns shown for Class I.